Commitments	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]

18.           Commitments

Operating lease – The Company leases office space in New York City to conduct its business. The lease began in October 2011 and expires October 31, 2016, with rent escalations. Non-contingent rent increases are being amortized over the life of the lease on a straight line basis. The Company also had previous office space in New York City from November 2010 through September 2011. The rental expense charged to operations for the years ended December 31, 2011 and 2010 amounted to $89,995 and $12,000, respectively. Future minimum rental payments on this lease are as follows for the years ending December 31,:

2012	$108,395
2013	111,469
2014	115,483
2015	121,312
2016	103,535
$560,194